Business Segment Information (Capital Expenditures) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020
Disclosure of operating segments [line items]
Total of capital expenditures and equipment costs (net)	$ 257	$ 291	$ 502	$ 600
Additions to property, plant and equipment	218	248	414	518
Additions to equipment costs (net)	5	7	12	18
Additions to other intangibles	34	36	76	64
Less: Proceeds on disposal of property, plant and equipment	(3)	(1)	(17)	(1)
Operating segments [Member]
Disclosure of operating segments [line items]
Capital expenditures accrual basis	245	269	472	518
Total of capital expenditures and equipment costs (net)	250	276	484	536
Additions to property, plant and equipment	218	248	414	518
Additions to equipment costs (net)	5	7	12	18
Additions to other intangibles	34	36	76	64
Increase in working capital and other liabilities related to capital expenditures	(4)	(14)	(1)	(63)
Less: Proceeds on disposal of property, plant and equipment	(3)	(1)	(17)	(1)
Wireline [Member] | Operating segments [Member]
Disclosure of operating segments [line items]
Capital expenditures accrual basis	174	216	328	410
Equipment costs (net of revenue)	5	7	12	18
Total of capital expenditures and equipment costs (net)	179	223	340	428
Wireless [Member] | Operating segments [Member]
Disclosure of operating segments [line items]
Capital expenditures accrual basis	71	53	144	108
Total of capital expenditures and equipment costs (net)	$ 71	$ 53	$ 144	$ 108